Cost of services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cost of services
Salaries and social security contributions	$ (245,334)	$ (251,805)	$ (185,920)
Concession fees	(220,622)	(210,601)	(156,245)
Amortization and depreciation	(197,435)	(175,118)	(123,679)
Construction services cost	(193,499)	(216,834)	(138,271)
Maintenance expenses	(180,966)	(175,304)	(109,983)
Cost of fuel	(114,001)	(98,689)	(113,067)
Services and fees	(67,887)	(69,894)	(56,642)
Office expenses	(14,562)	(16,034)	(9,744)
Taxes	(5,009)	(5,409)	(2,355)
Others	(33,048)	(17,645)	(18,771)
Total	$ (1,272,363)	$ (1,237,333)	$ (914,677)